Inventories (Tables)	3 Months Ended
Mar. 31, 2023
Inventories
Inventories by category

	3/31/2023	12/31/2022

	(€ in thousands)
Raw materials	3,639	3,116
Work in progress	8,716	8,020
Total	12,355	11,136